Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Borrowings
17. Borrowings
The following table presents a summary of our short-term borrowings:

December 31,
Dollars in millions	2025	2024
Federal funds purchased	$—	$—
Securities sold under repurchase agreements	13	14
Other short-term borrowings	1,071	2,130

As described below KeyCorp and KeyBank have a number of programs and facilities that support our short-term financing needs. Certain subsidiaries maintain credit facilities with third parties, which provide alternative sources of funding. KeyCorp is the guarantor of some of the third-party facilities.

Short-term credit facilities

We maintain cash on deposit in our Federal Reserve account, which can reduce our need to obtain funds through various short-term unsecured money market products. This account, which was maintained at $9.3 billion at December 31, 2025, and the unpledged securities in our investment portfolio provide a buffer to address unexpected short-term liquidity needs. We also have secured borrowing facilities at the FHLB and the Federal Reserve Bank of Cleveland to satisfy short-term liquidity requirements. As of December 31, 2025, our unused secured borrowing capacity was $39.5 billion at the Federal Reserve Bank of Cleveland and $18.9 billion at the FHLB.

Long-term borrowings

The following table presents the contractual rates and maturity dates of our long-term debt as of December 31, 2025 and the carrying values as of December 31, 2025 and December 31, 2024. We use interest rate swaps and caps, which modify the repricing characteristics of certain long-term debt, to manage interest rate risk. For more information about such financial instruments, see Note 7 (“Derivatives and Hedging Activities”).

December 31,	Stated Rate	Maturity	Carrying Value
Dollars in millions	2025	2025	2025	2024
Parent Company
Senior notes	2.25% - 6.40%	2027 - 2035	$4,659	$4,251
Junior subordinated debentures	4.99% - 7.75%	2028 - 2037	447	444
Other variable rate notes			—	599
Total parent company			$5,106	$5,294

Subsidiaries
Senior notes	3.97% - 5.85%	2027 - 2039	$2,229	$4,540
Subordinated notes	3.40% - 6.95%	2026 - 2032	1,932	1,869
Federal Home Loan Bank advances	1.39% - 7.36%	2026 - 2042	560	79
Other long-term debt(a)			90	112
Revolving loans			—	211
Total subsidiaries			$4,811	$6,811
Total long-term debt			$9,917	$12,105

(a)Includes debt associated with secured borrowings, investment fund financing, and capital lease obligations.
Junior Subordinated Debentures
We own the outstanding common stock of business trusts formed by us that issued corporation-obligated mandatorily redeemable trust preferred securities. The trusts used the proceeds from the issuance of their trust preferred securities and common stock to buy debentures issued by KeyCorp. These debentures are the trusts’ only assets; the interest payments from the debentures finance the distributions paid on the mandatorily redeemable trust preferred securities. KeyCorp does not consolidate these trusts, The outstanding common stock of these business trusts is recorded in “Other Investments” on our Consolidated Balance Sheets. We unconditionally guarantee the following payments or distributions on behalf of the trusts:

•required distributions on the trust preferred securities;
•the redemption price when a capital security is redeemed; and
•the amounts due if a trust is liquidated or terminated
The Regulatory Capital Rules require us to treat our mandatorily redeemable trust preferred securities as Tier 2 capital. The trust preferred securities must be redeemed when the related debentures mature, or earlier if provided in the governing structure. Each issue of trust preferred securities carries an interest rate identical to that of the related debenture.
At December 31, 2025, scheduled principal payments on long-term debt were as follows:

Dollars in millions	Parent	Subsidiaries	Total
2026	$—	$1,111	$1,111
2027	771	1,275	2,046
2028	903	307	1,210
2029	881	345	1,226
2030	—	15	15
All subsequent years	2,551	1,758	4,309